Related Party Transactions and Balances - Additional Information (Detail) ¥ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Mar. 30, 2020 CNY (¥)	Apr. 11, 2019 CNY (¥)	Apr. 11, 2019 USD ($)	Apr. 30, 2020 shares	Dec. 31, 2021	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayment For The Future Exercise Price Of EatTogether Warrant [Member]
Related Party Transaction [Line Items]
Amounts due to related parties						¥ 190.5
Supplementary Agreement [Member] | Eat Together Warrant [Member]
Related Party Transaction [Line Items]
Payment for exercise of warrant	¥ 28.7
Mr. Liang Changlin [Member] | Onshore Loans [Member]
Related Party Transaction [Line Items]
Aggregate principal amount							¥ 190.5
Maturity date					Dec. 31, 2024
Founder [Member] | Series B Four One Redeemable Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Temporary equity, Shares issued | shares				6,664,000
Founder [Member] | Eat Together Warrant [Member] | Series B Four One Redeemable Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Temporary equity, Shares issued | shares				6,664,000
Founder [Member] | Supplementary Agreement [Member]
Related Party Transaction [Line Items]
Repayment of related party debt	¥ 190.5
Eat Together Holding Limited [Member]
Related Party Transaction [Line Items]
Value of warrants issued to settle onshore loans		¥ 190.5	$ 28.7